Derivatives	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
The Company uses derivative instruments to manage interest rate risk. See Note 2 Summary of significant accounting policies and Note 9 Fair value measurements for a description of our accounting policies for derivatives and for information about the fair value hierarchy for derivatives.
The following table presents the notional amount and fair value of freestanding derivative instruments:

	December 31, 2024			December 31, 2023
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Derivatives designated as hedges
Interest rate swaps	$187,000	$—	$5,192	$—	$—	$—
Derivatives designated as hedges
Cash flow hedges
The Company uses interest rate swaps to convert floating-rate interest receipts to fixed-rate interest receipts to reduce exposure to interest rate changes. The interest rate swaps will expire by October 2036. During the year ended December 31, 2024, the Company reported losses of $5.2 million in OCI associated with these hedges. There were no amounts deemed ineffective during the year ended December 31, 2024. As of December 31, 2024, $0.9 million is expected to be reclassified into expense as part as earnings within the next 12 months.
Embedded derivatives
The Company has embedded derivatives which are required to be separated from their host contracts and reported as derivatives. Host contracts include reinsurance agreements structured on a modco or funds withheld basis. The fair value of the embedded derivative liability is $34.8 million and $34.9 million as of December 31, 2024, and 2023, respectively.
Credit risk
The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is the fair value at the reporting date less any collateral received from the counterparty.
The Company manages credit risk related to derivatives by entering into transactions with creditworthy counterparties. Where possible, the Company maintains collateral arrangements and uses master netting agreements that provide for a single net payment from one counterparty to another at each due date and upon termination. The Company has also established counterparty exposure limits, where possible, in order to evaluate if there is sufficient collateral to support the net exposure. Collateral arrangements typically require the posting of collateral in connection with its derivative instruments. Collateral agreements often contain posting thresholds, some of which may vary depending on the posting party’s financial strength ratings.
There is no difference between the current presentation of the fair value of the interest rate swaps and the presentation of fair value of the interest rate swaps after the application of any right of offset, as of December 31, 2024.
Note 7. Derivatives
The Company uses derivative instruments to manage interest rate risk. See Note 9. Fair value measurements for information about the fair value hierarchy for derivatives.
The following table presents the notional amount and fair value of freestanding derivative instruments:

	September 30, 2025			December 31, 2024
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Derivatives designated as hedges
Interest rate swaps	$187,000	$45	$—	$187,000	$—	$5,192
Derivatives designated as hedges
Cash flow hedges
The Company uses interest rate swaps to convert floating-rate interest receipts to fixed-rate interest receipts to reduce exposure to interest rate changes. The interest rate swaps will expire by October 2036. During the nine months ended September 30, 2025, the Company reported gain of $0.5 million in Other Comprehensive Income (“OCI”) associated with these hedges. There were no amounts deemed ineffective during the nine months ended September 30, 2025. As of September 30, 2025, less than $0.1 million is expected to be reclassified into income as part of earnings within the next 12 months.
Embedded derivatives
The Company has embedded derivatives which are required to be separated from their host contracts and reported as derivatives. Host contracts include reinsurance agreements structured on a modified coinsurance (“Modco”) or funds withheld basis. The fair value of the embedded derivative liability is $28.3 million and $34.8 million as of September 30, 2025 and December 31, 2024, respectively.
Credit risk
The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is the fair value at the reporting date less any collateral received from the counterparty.
The Company manages credit risk related to derivatives by entering into transactions with creditworthy counterparties. Where possible, the Company maintains collateral arrangements and uses master netting agreements that provide for a single net payment from one counterparty to another at each due date and upon termination. The Company has also established counterparty exposure limits, where possible, in order to evaluate if there is sufficient collateral to support the net exposure. Collateral arrangements typically require the posting of collateral in connection with its derivative instruments. Collateral agreements often contain posting thresholds, some of which may vary depending on the posting party’s financial strength ratings.
There is no difference between the current presentation of the fair value of the interest rate swaps and the presentation of fair value of the interest rate swaps after the application of any right of offset, as of September 30, 2025.